UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Gold and Precious Metals Fund
Class A [FKRCX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$112	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Gold and Precious Metals Fund returned 63.31%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 47.54% and 19.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Against a backdrop of rising precious and base metals prices (including record highs for gold, silver, platinum and copper), successful stock selection and industry allocation choices led to a wide margin of outperformance versus the benchmark FTSE Gold Mines Index. Aside from its core gold-mining stocks (averaging nearly 80% of total net assets), all of the Fund’s primary off-index industry exposures—diversified metals and mining, silver, precious metals and minerals, and copper—generated much higher returns than the benchmark average.

↑
Many smaller, single-asset and development-stage mining companies—a key feature of our long-term investment strategy—exhibited leveraged responses to the precious metals rally and posted some of the strongest one-year gains, including overweighted or off-benchmark contributors Minerals 260, Montage Gold, Hycroft Mining (bought and sold during the period), Omai Gold Mines, Liberty Gold and Thesis Gold & Silver. Holdings in several mid-tier and larger, producing miners with diversified operations also appreciated more than 100% as they achieved notable production milestones and/or delivered consistent earnings “beats,” including G Mining Ventures, Greatland Resources and Discovery Mining.

↑
Lighter-than-index positions in large-capitalization gold producers Agnico Eagle Mines and Gold Fields further boosted the Fund’s relative returns as their annual gains trailed most of their industry peers.

Top detractors from performance:
↓
Despite gold’s ascent to lofty all-time highs, several off-benchmark or overweighted holdings sold off, including Pantoro Gold, Orla Mining, Asante Gold, and St. Augustine Gold and Copper. Among these key detractors, Pantoro’s equity value was pressured by sharply higher costs and production guidance downgrades at its Norseman mine, while Asante’s shares declined as elevated operating costs, a pit-wall issue at its Bibiani mine and substantial capital requirements raised concerns about operational execution and financial flexibility.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index, including Barrick Mining, AngloGold Ashanti and Newmont, along with a lack of portfolio exposure to index component companies like Evolution Mining, SSR Mining and other “detractors by omission” that posted exceptional one-year rallies.

↓
Outside the gold industry, relative performance was curbed by weak returns for Vizsla Silver in the silver industry; declines or lagging gains for some platinum/palladium-focused miners in precious metals and minerals; and below-benchmark returns for about half of the Fund’s roughly four dozen positions in the diversified metals and mining industry.

Franklin Gold and Precious Metals Fund	PAGE 1	132-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	63.31	18.81	11.22
Class A (with sales charge)	54.34	17.48	10.59
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
FTSE Gold Mines Index	47.54	19.08	10.74
S&P 500 Index	19.56	12.86	15.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,751,185,129
Total Number of Portfolio Holdings	284
Total Management Fee Paid	$13,624,202
Portfolio Turnover Rate	19.48%
Franklin Gold and Precious Metals Fund	PAGE 2	132-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	132-ATSR-0926

Franklin Gold and Precious Metals Fund
Class C [FRGOX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$210	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Gold and Precious Metals Fund returned 62.06%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 47.54% and 19.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Against a backdrop of rising precious and base metals prices (including record highs for gold, silver, platinum and copper), successful stock selection and industry allocation choices led to a wide margin of outperformance versus the benchmark FTSE Gold Mines Index. Aside from its core gold-mining stocks (averaging nearly 80% of total net assets), all of the Fund’s primary off-index industry exposures—diversified metals and mining, silver, precious metals and minerals, and copper—generated much higher returns than the benchmark average.

↑
Many smaller, single-asset and development-stage mining companies—a key feature of our long-term investment strategy—exhibited leveraged responses to the precious metals rally and posted some of the strongest one-year gains, including overweighted or off-benchmark contributors Minerals 260, Montage Gold, Hycroft Mining (bought and sold during the period), Omai Gold Mines, Liberty Gold and Thesis Gold & Silver. Holdings in several mid-tier and larger, producing miners with diversified operations also appreciated more than 100% as they achieved notable production milestones and/or delivered consistent earnings “beats,” including G Mining Ventures, Greatland Resources and Discovery Mining.

↑
Lighter-than-index positions in large-capitalization gold producers Agnico Eagle Mines and Gold Fields further boosted the Fund’s relative returns as their annual gains trailed most of their industry peers.

Top detractors from performance:
↓
Despite gold’s ascent to lofty all-time highs, several off-benchmark or overweighted holdings sold off, including Pantoro Gold, Orla Mining, Asante Gold, and St. Augustine Gold and Copper. Among these key detractors, Pantoro’s equity value was pressured by sharply higher costs and production guidance downgrades at its Norseman mine, while Asante’s shares declined as elevated operating costs, a pit-wall issue at its Bibiani mine and substantial capital requirements raised concerns about operational execution and financial flexibility.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index, including Barrick Mining, AngloGold Ashanti and Newmont, along with a lack of portfolio exposure to index component companies like Evolution Mining, SSR Mining and other “detractors by omission” that posted exceptional one-year rallies.

↓
Outside the gold industry, relative performance was curbed by weak returns for Vizsla Silver in the silver industry; declines or lagging gains for some platinum/palladium-focused miners in precious metals and minerals; and below-benchmark returns for about half of the Fund’s roughly four dozen positions in the diversified metals and mining industry.

Franklin Gold and Precious Metals Fund	PAGE 1	232-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	62.06	17.93	10.38
Class C (with sales charge)	61.06	17.93	10.38
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
FTSE Gold Mines Index	47.54	19.08	10.74
S&P 500 Index	19.56	12.86	15.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,751,185,129
Total Number of Portfolio Holdings	284
Total Management Fee Paid	$13,624,202
Portfolio Turnover Rate	19.48%
Franklin Gold and Precious Metals Fund	PAGE 2	232-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	232-ATSR-0926

Franklin Gold and Precious Metals Fund
Class R6 [FGPMX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$69	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Gold and Precious Metals Fund returned 63.84%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 47.54% and 19.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Against a backdrop of rising precious and base metals prices (including record highs for gold, silver, platinum and copper), successful stock selection and industry allocation choices led to a wide margin of outperformance versus the benchmark FTSE Gold Mines Index. Aside from its core gold-mining stocks (averaging nearly 80% of total net assets), all of the Fund’s primary off-index industry exposures—diversified metals and mining, silver, precious metals and minerals, and copper—generated much higher returns than the benchmark average.

↑
Many smaller, single-asset and development-stage mining companies—a key feature of our long-term investment strategy—exhibited leveraged responses to the precious metals rally and posted some of the strongest one-year gains, including overweighted or off-benchmark contributors Minerals 260, Montage Gold, Hycroft Mining (bought and sold during the period), Omai Gold Mines, Liberty Gold and Thesis Gold & Silver. Holdings in several mid-tier and larger, producing miners with diversified operations also appreciated more than 100% as they achieved notable production milestones and/or delivered consistent earnings “beats,” including G Mining Ventures, Greatland Resources and Discovery Mining.

↑
Lighter-than-index positions in large-capitalization gold producers Agnico Eagle Mines and Gold Fields further boosted the Fund’s relative returns as their annual gains trailed most of their industry peers.

Top detractors from performance:
↓
Despite gold’s ascent to lofty all-time highs, several off-benchmark or overweighted holdings sold off, including Pantoro Gold, Orla Mining, Asante Gold, and St. Augustine Gold and Copper. Among these key detractors, Pantoro’s equity value was pressured by sharply higher costs and production guidance downgrades at its Norseman mine, while Asante’s shares declined as elevated operating costs, a pit-wall issue at its Bibiani mine and substantial capital requirements raised concerns about operational execution and financial flexibility.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index, including Barrick Mining, AngloGold Ashanti and Newmont, along with a lack of portfolio exposure to index component companies like Evolution Mining, SSR Mining and other “detractors by omission” that posted exceptional one-year rallies.

↓
Outside the gold industry, relative performance was curbed by weak returns for Vizsla Silver in the silver industry; declines or lagging gains for some platinum/palladium-focused miners in precious metals and minerals; and below-benchmark returns for about half of the Fund’s roughly four dozen positions in the diversified metals and mining industry.

Franklin Gold and Precious Metals Fund	PAGE 1	364-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	63.84	19.24	11.64
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
FTSE Gold Mines Index	47.54	19.08	10.74
S&P 500 Index	19.56	12.86	15.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,751,185,129
Total Number of Portfolio Holdings	284
Total Management Fee Paid	$13,624,202
Portfolio Turnover Rate	19.48%
Franklin Gold and Precious Metals Fund	PAGE 2	364-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	364-ATSR-0926

Franklin Gold and Precious Metals Fund
Advisor Class [FGADX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$79	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Advisor Class shares of Franklin Gold and Precious Metals Fund returned 63.73%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 47.54% and 19.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Against a backdrop of rising precious and base metals prices (including record highs for gold, silver, platinum and copper), successful stock selection and industry allocation choices led to a wide margin of outperformance versus the benchmark FTSE Gold Mines Index. Aside from its core gold-mining stocks (averaging nearly 80% of total net assets), all of the Fund’s primary off-index industry exposures—diversified metals and mining, silver, precious metals and minerals, and copper—generated much higher returns than the benchmark average.

↑
Many smaller, single-asset and development-stage mining companies—a key feature of our long-term investment strategy—exhibited leveraged responses to the precious metals rally and posted some of the strongest one-year gains, including overweighted or off-benchmark contributors Minerals 260, Montage Gold, Hycroft Mining (bought and sold during the period), Omai Gold Mines, Liberty Gold and Thesis Gold & Silver. Holdings in several mid-tier and larger, producing miners with diversified operations also appreciated more than 100% as they achieved notable production milestones and/or delivered consistent earnings “beats,” including G Mining Ventures, Greatland Resources and Discovery Mining.

↑
Lighter-than-index positions in large-capitalization gold producers Agnico Eagle Mines and Gold Fields further boosted the Fund’s relative returns as their annual gains trailed most of their industry peers.

Top detractors from performance:
↓
Despite gold’s ascent to lofty all-time highs, several off-benchmark or overweighted holdings sold off, including Pantoro Gold, Orla Mining, Asante Gold, and St. Augustine Gold and Copper. Among these key detractors, Pantoro’s equity value was pressured by sharply higher costs and production guidance downgrades at its Norseman mine, while Asante’s shares declined as elevated operating costs, a pit-wall issue at its Bibiani mine and substantial capital requirements raised concerns about operational execution and financial flexibility.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index, including Barrick Mining, AngloGold Ashanti and Newmont, along with a lack of portfolio exposure to index component companies like Evolution Mining, SSR Mining and other “detractors by omission” that posted exceptional one-year rallies.

↓
Outside the gold industry, relative performance was curbed by weak returns for Vizsla Silver in the silver industry; declines or lagging gains for some platinum/palladium-focused miners in precious metals and minerals; and below-benchmark returns for about half of the Fund’s roughly four dozen positions in the diversified metals and mining industry.

Franklin Gold and Precious Metals Fund	PAGE 1	632-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	63.73	19.12	11.49
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
FTSE Gold Mines Index	47.54	19.08	10.74
S&P 500 Index	19.56	12.86	15.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,751,185,129
Total Number of Portfolio Holdings	284
Total Management Fee Paid	$13,624,202
Portfolio Turnover Rate	19.48%
Franklin Gold and Precious Metals Fund	PAGE 2	632-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	632-ATSR-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $77,384 in July 31, 2025 and $68,365 in July 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $11,000 in July 31, 2025 and $11,000 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $359,647 July 31, 2025 and $1,690,011 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Gold and Precious
Metals Fund
Financial Statements and Other Important Information
Annual | July 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 30
Tax Information 31
Changes In and Disagreements with Accountants 32
Results of Meeting(s) of Shareholders 32
Remuneration Paid to Directors, Officers and Others 32
Board Approval of Management and Subadvisory Agreements 32

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.34 $20.02 $17.42 $16.40 $24.23
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.07) (0.04) 0.09 0.10 0.13
Net realized and unrealized gains (losses) ........... 18.12 9.68 3.03 0.92 (5.90)
Total from investment operations .................... 18.05 9.64 3.12 1.02 (5.77)
Less distributions from:
Net investment income .......................... (4.96) (2.32) (0.52) — (2.06)
Net asset value, end of year ....................... $40.43 $27.34 $20.02 $17.42 $16.40
Total return
c
................................... 63.31% 54.78% 18.56% 6.22% (25.63)%
Ratios to average net assets
Expenses
d
.................................... 0.85% 0.87% 0.92%
e
0.92%
e
0.88%
Net investment income (loss) ...................... (0.16)% (0.17)% 0.55% 0.58% 0.58%
Supplemental data
Net assets , end of year (000’s) ..................... $1,817,299 $952,566 $690,180 $679,841 $656,071
Portfolio turnover rate ............................ 19.48% 22.76% 14.50% 12.92% 17.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.48 $17.50 $15.29 $14.50 $21.71
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.35) (0.18) (0.03) (0.02) (0.03)
Net realized and unrealized gains (losses) ........... 15.65 8.34 2.64 0.81 (5.23)
Total from investment operations .................... 15.30 8.16 2.61 0.79 (5.26)
Less distributions from:
Net investment income .......................... (4.78) (2.18) (0.40) — (1.95)
Net asset value, end of year ....................... $34.00 $23.48 $17.50 $15.29 $14.50
Total return
c
................................... 62.06% 53.71% 17.62% 5.45% (26.18)%
Ratios to average net assets
Expenses
d
.................................... 1.60% 1.62% 1.67%
e
1.67%
e
1.63%
Net investment (loss) ............................ (0.90)% (0.92)% (0.18)% (0.15)% (0.17)%
Supplemental data
Net assets , end of year (000’s) ..................... $97,770 $61,727 $47,302 $51,872 $58,538
Portfolio turnover rate ............................ 19.48% 22.76% 14.50% 12.92% 17.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.56 $22.10 $19.17 $17.98 $26.32
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.03 0.16 0.17 0.22
Net realized and unrealized gains (losses) ........... 20.17 10.82 3.35 1.02 (6.45)
Total from investment operations .................... 20.25 10.85 3.51 1.19 (6.23)
Less distributions from:
Net investment income .......................... (5.04) (2.39) (0.58) — (2.11)
Net asset value, end of year ....................... $45.77 $30.56 $22.10 $19.17 $17.98
Total return .................................... 63.84% 55.33% 19.01% 6.62% (25.36)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.57% 0.63% 0.64% 0.64%
Expenses net of waiver and payments by affiliates ....... 0.52% 0.54% 0.55%
c
0.53%
c
0.52%
Net investment income ........................... 0.15% 0.13% 0.87% 0.94% 0.94%
Supplemental data
Net assets , end of year (000’s) ..................... $238,057 $93,299 $50,087 $40,916 $30,969
Portfolio turnover rate ............................ 19.48% 22.76% 14.50% 12.92% 17.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.05 $21.76 $18.89 $17.74 $26.00
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.02 0.14 0.15 0.20
Net realized and unrealized gains (losses) ........... 19.84 10.64 3.29 1.00 (6.36)
Total from investment operations .................... 19.89 10.66 3.43 1.15 (6.16)
Less distributions from:
Net investment income .......................... (5.02) (2.37) (0.56) — (2.10)
Net asset value, end of year ....................... $44.92 $30.05 $21.76 $18.89 $17.74
Total return .................................... 63.73% 55.25% 18.81% 6.48% (25.42)%
Ratios to average net assets
Expenses
c
..................................... 0.60% 0.62% 0.67%
d
0.67%
d
0.63%
Net investment income ........................... 0.10% 0.06% 0.79% 0.83% 0.84%
Supplemental data
Net assets , end of year (000’s) ..................... $598,060 $369,940 $240,439 $236,987 $239,115
Portfolio turnover rate ............................ 19.48% 22.76% 14.50% 12.92% 17.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Schedule of Investments, July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.0%
Copper 1.3%
a
Axo Metals Corp. ..................................... Canada 6,979,051 $ 4,132,120
a
FireFly Metals Ltd. .................................... Australia 8,137,185 9,916,057
a
Imperial Metals Corp. .................................. Canada 1,300,330 6,678,586
a
Talamore Mining Corp. ................................. Canada 1,989,587 11,723,072
a,b,c
Talamore Mining Corp. , 144A ............................ Canada 420,176 2,247,378
34,697,213
Diversified Metals & Mining 8.5%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 1,145,878
a
Adyton Resources Corp. ................................ Canada 12,280,000 2,189,963
a
Americas Gold & Silver Corp. ............................ Canada 1,938,652 7,370,985
a
Andean Silver Ltd. ..................................... Australia 4,732,891 6,472,885
a
Antipa Minerals Ltd. ................................... Australia 10,630,000 4,075,931
a
Arizona Metals Corp. ................................... Canada 150,000 14,445
a,d
Arizona Metals Corp. , 144A .............................. Canada 2,294,000 220,915
a,e
AuMega Metals Ltd. , ( AUD Traded) ........................ Australia 10,813,044 272,589
a,e
AuMega Metals Ltd. , ( CAD Traded) ........................ Australia 20,000,000 570,674
a,b,c,e
AuMega Metals Ltd. , ( CAD Traded) , 144A ................... Australia 43,558,000 1,158,792
a
Awale Resources Ltd. .................................. Canada 5,250,000 3,108,393
a
Azimut Exploration, Inc. ................................. Canada 1,691,000 687,570
a
Bellavista Resources Ltd. ............................... Australia 6,662,470 1,652,416
a
Blue Moon Metals, Inc. ................................. Canada 200,000 1,044,334
a,b,c
Blue Moon Metals, Inc. , 144A ............................ Canada 498,594 2,466,593
a,d
Blue Moon Metals, Inc. , 144A ............................ Canada 2,349,453 12,268,072
a
Boab Metals Ltd. ...................................... Australia 25,363,000 7,345,407
a
Bravo Mining Corp. .................................... Canada 2,630,000 4,483,861
a,d
Bravo Mining Corp. , 144A ............................... Canada 744,579 1,269,425
a
Cerro de Pasco Resources, Inc. .......................... Canada 7,400,000 3,029,560
a
Cerro de Pasco Resources, Inc. .......................... Canada 4,917,529 1,964,416
a
Chalice Mining Ltd. .................................... Australia 1,722,810 1,351,327
a
Challenger Gold Ltd. ................................... Australia 4,082,855 5,946,906
a
Collective Mining Ltd. .................................. Canada 490,000 6,047,009
a
Forrestania Resources Ltd. .............................. Australia 11,747,083 2,718,703
a
Great Pacific Gold Corp. ................................ Canada 7,948,107 1,587,524
a,e
Helius Minerals Ltd. ................................... Canada 2,152,709 6,050,343
a
Ivanhoe Electric, Inc. ................................... United States 263,903 2,414,712
a
Magna Mining, Inc. .................................... Canada 5,803,646 9,107,980
a
Max Resource Corp. ................................... Canada 1,500,000 256,804
a
Meridian Mining plc .................................... Brazil 15,082,013 16,137,974
a
Minerals 260 Ltd. ..................................... Australia 82,426,170 33,922,830
a
Mining Americas, Inc. .................................. Canada 3,485,628 11,114,425
a
Nevada King Gold Corp. ................................ Canada 2,800,000 1,597,889
a,e
Nevgold Corp. ........................................ Canada 3,957,500 4,234,583
a,b,c,e
NevGold Corp. , 144A .................................. Canada 5,503,828 5,461,838
a,d
NorthIsle Copper & Gold, Inc. , 144A ....................... Canada 10,052,545 23,448,887
a,b,c
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 54,906
a
Phoenix Metals Corp. .................................. Canada 3,668,513 3,009,445
a
Pilbara Gold Ltd. ...................................... Australia 9,700,000 3,259,631
a
Sable Resources Ltd. .................................. Canada 12,000,000 385,205
a
Sunshine Silver Mining & Refining Co. ...................... United States 1,213,635 17,439,935
a,b,c
Tintina Mines Ltd. , 144A ................................ Canada 2,256,556 2,789,682
a
US Gold Corp. ....................................... United States 360,000 4,672,800
a
Vior Gold Corp., Inc. ................................... Canada 17,700,000 1,199,486
a
Western Copper & Gold Corp. ............................ Canada 3,160,000 6,401,826
233,425,754
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 239,241
a

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold 81.3%
Agnico Eagle Mines Ltd. ................................ Canada 432,000 $ 62,756,640
Alamos Gold, Inc. , ( CAD Traded) , A ........................ Canada 765,316 21,269,545
Alamos Gold, Inc. , ( USD Traded) , A ........................ Canada 3,539,500 98,504,285
a
Amapa Minerals Holdings, Inc. ........................... Brazil 7,758,900 5,811,496
a
Amaroq Ltd. ......................................... Canada 5,800,000 8,252,474
a
Amex Gold Mining, Inc. ................................. Canada 1,944,463 5,298,604
Anglogold Ashanti plc .................................. Australia 977,903 77,567,266
a
Artemis Gold, Inc. ..................................... Canada 841,800 20,200,558
a
Asante Gold Corp. .................................... Canada 13,875,345 7,027,496
a,e
Asara Resources Ltd. .................................. Australia 104,814,367 9,193,498
a
Astral Resources NL ................................... Australia 35,760,000 3,267,833
a
Atex Resources, Inc. ................................... Canada 8,999,042 14,957,212
a
Aurum Resources Ltd. ................................. Australia 9,000,000 2,908,870
a
Ausgold Ltd. ......................................... Australia 15,616,666 9,398,037
B2Gold Corp. ........................................ Canada 3,208,694 12,016,723
a
Ballard Mining Ltd. .................................... Australia 7,854,775 3,287,546
a
Banyan Gold Corp. .................................... Canada 19,897,629 19,587,494
Barrick Mining Corp. ................................... Canada 3,990,383 146,566,768
a
Barton Gold Holdings Ltd. ............................... Australia 11,268,800 5,654,147
a
Bellevue Gold Ltd. ..................................... Australia 18,344,000 16,061,512
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 2,471,734
a,d
Belo Sun Mining Corp. , 144A ............................. Canada 3,800,000 2,683,596
a
Black Cat Syndicate Ltd. ................................ Australia 30,426,504 19,159,613
a
Blossom Gold, Inc. .................................... Canada 6,398,306 7,622,193
a
Brightstar Resources Ltd. ............................... Australia 42,752,194 9,598,190
a,f
Cadillac Mines Corp. ................................... Canada 3,429,312 17,393,022
Calibre Mining Corp. ................................... Canada 2,883,535 25,835,284
a,e
Cambria Gold Mines, Inc. ............................... Canada 32,097,862 17,172,591
a
Catalyst Metals Ltd. ................................... Australia 7,188,915 27,133,956
Coeur Mining, Inc. ..................................... United States 178,406 2,660,033
a
Contango Silver & Gold, Inc. ............................. United States 790,109 12,167,679
a
Dakota Gold Corp. .................................... United States 2,544,163 11,550,500
Eldorado Gold Corp. ................................... Turkiye 694,724 20,967,844
a
Emerald Resources NL ................................. Australia 7,125,000 26,735,403
Endeavour Mining plc .................................. Ivory Coast 1,077,114 50,972,460
Equinox Gold Corp. , ( CAD Traded) ........................ Canada 4,138,236 37,076,890
Equinox Gold Corp. , ( USD Traded) ........................ Canada 5,250,000 46,987,500
a,e
Falcon Metals Ltd. ..................................... Australia 12,145,414 3,426,591
a
Felix Gold Ltd. ....................................... Australia 21,836,000 3,520,451
a,b,c
Firefinch Ltd. ......................................... Australia 18,028,500 557,158
a
Founders Metals, Inc. .................................. Canada 2,910,000 8,220,280
a
G Mining Ventures Corp. ................................ Canada 4,739,965 144,479,584
a
G3 Goldfields, Inc. .................................... Canada 250,000 243,507
a,e
Galantas Gold Corp. ................................... Chile 5,870,780 1,675,152
a,b,d,e
Galantas Gold Corp. , 144A .............................. Chile 38,178,660 10,224,043
a
Galiano Gold, Inc. ..................................... Canada 7,307,219 12,666,507
a
Genesis Minerals Ltd. .................................. Australia 7,146,549 28,629,010
a
Geopacific Resources Ltd. .............................. Australia 138,886,772 2,733,384
Gold Fields Ltd. ....................................... South Africa 439,800 14,202,437
Gold Fields Ltd. , ADR .................................. South Africa 170,000 5,511,400
a
Gold X2 Mining, Inc. ................................... Canada 2,657,326 13,591,345
a
Golden Horse Minerals Ltd. , CDI .......................... Australia 6,598,220 1,946,966
a
Gorilla Gold Mines Ltd. ................................. Australia 14,420,000 2,934,393
a
Great Boulder Resources Ltd. ............................ Australia 65,998,967 2,967,599
a
Greatland Resources Ltd. ............................... Australia 7,633,750 53,391,117
a
Greenheart Gold, Inc. .................................. Canada 3,361,800 1,798,588
a
Greenheart Gold, Inc. .................................. Canada 700 374
a,e
Heliostar Metals Ltd. ................................... Canada 16,088,333 18,362,402

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Hemlo Mining Corp. ................................... Canada 8,192,210 $ 29,686,790
Hochschild Mining plc .................................. Peru 2,418,520 14,200,088
a
IAMGOLD Corp. ...................................... Burkina Faso 390,000 5,534,100
a
Integra Resources Corp. , ( CAD Traded) .................... Canada 6,993,320 14,566,818
a
Integra Resources Corp. , ( USD Traded) .................... Canada 1,530,072 3,197,851
a
International Tower Hill Mines Ltd. ......................... Canada 2,634,296 4,610,018
a
K92 Mining, Inc. ...................................... Canada 2,011,571 32,329,204
Kingsgate Consolidated Ltd. ............................. Australia 2,760,000 7,805,449
a
Liberty Gold Corp. ..................................... Canada 13,129,800 12,644,170
a,d
Liberty Gold Corp. , 144A ................................ Canada 13,339,100 12,845,729
a,d,e
Maple Gold Mines Ltd. , 144A ............................. Canada 3,849,386 7,002,129
a
Maritana Minerals Ltd. .................................. Australia 17,411,203 7,567,002
a
Medallion Metals Ltd. .................................. Australia 31,020,000 9,234,940
a
Meeka Metals Ltd. ..................................... Australia 107,559,186 7,102,649
a,b,c,e
Monarch Mining Corp. , 144A ............................. Canada 15,500,000 11
a
Montage Gold Corp. ................................... Canada 3,500,000 39,597,675
a
New Murchison Gold Ltd. ............................... Australia 265,502,000 8,584,177
a
Newcore Gold Ltd. .................................... Canada 15,520,000 3,265,970
Newmont Corp. ....................................... United States 760,614 71,277,138
Newmont Corp. , CDI ................................... United States 910,265 86,759,999
Northern Star Resources Ltd. ............................ Australia 1,090,782 15,116,943
OceanaGold Corp. .................................... Australia 204,353 4,927,154
a
Omai Gold Mines Corp. ................................. Canada 23,824,678 39,598,744
a,e
Onyx Gold Corp. ...................................... Canada 1,400,750 1,209,050
a,e
Onyx Gold Corp. ...................................... Canada 650,000 570,318
a,e
Onyx Gold Corp. ...................................... Canada 3,323,201 2,868,405
a
Ora Banda Mining Ltd. ................................. Australia 32,257,692 25,696,036
Orla Mining Ltd. ...................................... Canada 2,299,928 20,573,597
d
Orla Mining Ltd. , 144A .................................. Canada 2,571,436 23,002,324
a
Osisko Gold Group, Inc. , ( CAD Traded) ..................... Canada 3,389,049 8,147,159
a
Osisko Gold Group, Inc. , ( USD Traded) ..................... Canada 3,117,334 7,450,428
Pan American Silver Corp. .............................. Canada 125,021 5,383,078
a
Pantoro Gold Ltd. ..................................... Australia 9,855,330 14,126,979
Perseus Mining Ltd. ................................... Australia 16,516,211 56,539,522
a
Predictive Discovery Ltd. , ( AUD Traded) .................... Australia 42,381,471 19,656,026
a
Predictive Discovery Ltd. , ( CAD Traded) .................... Australia 58,178,800 26,145,910
a,e
Q-Gold Resources Ltd. ................................. Canada 13,088,830 1,540,576
a
Radisson Mining Resources, Inc. , A ........................ Canada 9,935,398 5,599,004
Ramelius Resources Ltd. ............................... Australia 7,765,795 16,701,386
a
Resolute Mining Ltd. ................................... Australia 12,332,892 8,069,332
a
Rio2 Ltd. ............................................ Canada 6,420,884 11,908,762
a
Rox Resources Ltd. ................................... Australia 32,305,203 8,783,770
a,d
Roxmore Resources, Inc. , 144A .......................... Canada 1,699,430 3,442,866
a
RTG Mining, Inc. ...................................... Australia 4,167,708 104,055
a
RTG Mining, Inc. , CDI .................................. Australia 82,487,582 2,089,526
a
Rua Gold, Inc. ........................................ Canada 4,466,490 3,664,061
a
Santana Minerals Ltd. .................................. Australia 22,853,334 7,543,150
a,e
Saturn Metals Ltd. ..................................... Australia 34,976,957 10,416,739
a
Sinclair Gold Ltd. ..................................... Australia 4,279,567 3,354,111
a
Sitka Gold Corp. ...................................... Canada 15,115,870 10,028,005
a
Skeena Resources Ltd. ................................. Canada 1,516,863 40,241,206
a
Snowline Gold Corp. ................................... Canada 1,545,450 14,827,765
a
Southern Cross Gold Consolidated Ltd. ..................... Canada 1,921,090 12,333,566
a
Southern Cross Gold Consolidated Ltd. , CDI ................. Canada 1,732,272 11,801,049
a
St. Augustine Gold and Copper Ltd. , ( CAD Traded) ............ United States 337,336 47,526
a,d
St. Augustine Gold and Copper Ltd. , ( CAD Traded) , 144A ....... United States 16,383,333 2,308,170
a,d
St. Augustine Gold and Copper Ltd. , ( USD Traded) , 144A ....... United States 10,000,000 1,408,853
a
St. Barbara Ltd. ....................................... Australia 8,608,021 2,747,217

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
STLLR Gold, Inc. ..................................... Canada 125,000 $ 115,027
a,d
STLLR Gold, Inc. , 144A ................................. Canada 4,370,010 4,021,338
a,e
Talisker Resources Ltd. ................................. Canada 11,107,987 8,953,900
a,e
Tectonic Metals, Inc. ................................... Canada 6,306,809 9,087,816
a
Tiernan Gold Corp. .................................... Canada 1,286,127 5,697,363
a
Titan Minerals Ltd. .................................... Australia 8,905,000 3,437,408
a
Tolu Minerals Ltd. ..................................... Australia 9,518,700 8,037,400
Torex Gold Resources, Inc. .............................. Canada 1,128,488 43,429,702
d
Torex Gold Resources, Inc. , 144A ......................... Canada 293,400 11,291,458
a
Torque Metals Ltd. .................................... Australia 25,213,732 3,180,493
a
Toubani Resources Ltd. , CDI ............................. Australia 17,865,000 3,248,922
a
Troilus Mining Corp. ................................... Canada 24,852,561 28,720,012
a
Turaco Gold Ltd. ...................................... Australia 10,276,530 4,408,848
a
Valiant Gold Ltd. ...................................... Australia 15,058,150 2,239,546
Vault Minerals Ltd. .................................... Australia 2,471,754 8,283,893
a,b
Walhalla Gold Corp. ................................... Australia 1,724,675 108,757
a
Walhalla Gold Corp. ................................... Australia 3,449,350 246,057
a,b
Walhalla Gold Corp. ................................... Australia 1,724,675 99,520
a
West African Resources Ltd. ............................. Australia 2,789,984 5,560,206
Westgold Resources Ltd. ............................... Australia 5,850,000 19,500,180
a
WIA Gold Ltd. ........................................ Australia 37,660,139 11,247,164
a,b,c,e
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 9,266,543
2,236,824,608
Precious Metals & Minerals 3.8%
Impala Platinum Holdings Ltd. ............................ South Africa 895,000 9,761,042
Impala Platinum Holdings Ltd. , ADR ....................... South Africa 744,100 8,185,100
a
Mackay Gold & Silver Corp. ............................. Canada 3,443,285 7,196,794
Northam Platinum Holdings Ltd. .......................... South Africa 474,019 6,787,443
a
Platinum Group Metals Ltd. , ( CAD Traded) .................. South Africa 925,458 1,188,304
a
Platinum Group Metals Ltd. , ( USD Traded) .................. South Africa 2,004,871 2,566,235
a
Scottie Resources Corp. ................................ Canada 3,757,033 5,520,910
a,e
Sierra Madre Gold and Silver Ltd. ......................... Canada 13,171,023 11,274,550
a,b,c
SUA Holdings Ltd. ..................................... Canada 671,300 770,018
a,e
TDG Gold Corp. ...................................... Canada 7,557,000 2,264,108
a,d,e
TDG Gold Corp. , 144A ................................. Canada 8,810,200 2,639,572
a,e
Thesis Gold & Silver, Inc. ............................... Canada 15,164,053 30,396,254
Valterra Platinum Ltd. .................................. South Africa 212,314 15,898,223
104,448,553
Silver 4.1%
a
Aya Gold & Silver, Inc. .................................. Morocco 355,000 6,974,141
a
Discovery Mining Ltd. .................................. Canada 5,836,700 36,431,234
a
GoGold Resources, Inc. ................................ Canada 8,763,217 18,128,423
a
Silver Mines Ltd. ...................................... Australia 68,966,666 6,567,760
a
Silver Mountain Resources, Inc. .......................... Canada 1,890,533 4,234,600
a,e
Silver Tiger Metals, Inc. ................................. Canada 10,000 5,493
a,d,e
Silver Tiger Metals, Inc. , 144A ............................ Canada 29,538,073 16,224,500
a
Sinda Ltd. ........................................... Mexico 460,583 5,900,068
a
Vizsla Silver Corp. , ( CAD Traded) ......................... Canada 682,000 2,130,870
a,d
Vizsla Silver Corp. , ( CAD Traded) , 144A .................... Canada 4,199,000 13,119,535
a
Vizsla Silver Corp. , ( USD Traded) ......................... Canada 1,054,100 3,309,874
113,026,498
Total Common Stocks (Cost $ 1,574,562,772 ) ....................................
2,722,661,867

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Rights a Value
a a a
Rights 0.0%
†
Gold 0.0%
†
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 $ 962,312
Total Rights (Cost $ 856,772 ) ..................................................
962,312
Warrants
a a a
Warrants 0.5%
Copper 0.1%
a,b,c
Axo Metals Corp. , 144A, 8/19/27 .......................... Canada 3,489,525 371,094
a,b,c
Talamore Mining Corp. , 144A, 10/17/30 ..................... Canada 576,080 2,367,030
2,738,124
Diversified Metals & Mining 0.1%
a,b,c
Adyton Resources Corp. , 144A, 8/13/27 .................... Canada 5,140,000 27,195
a,b,c,e
AuMega Metals Ltd. , 144A, 9/03/28 ........................ Australia 43,558,000 509,578
a,b,c
Cerro de Pasco Resources Sucursal del Peru , 144A, 11/14/26 .... Canada 3,700,000 235,236
a,b,c
Cerro de Pasco Resources, Inc. , 144A, 11/06/27 .............. Canada 2,458,764 133,861
a,b,c
Great Pacific Gold Corp. , 144A, 4/02/28 .................... Canada 524,703 12,606
a,b,c
Great Pacific Gold Corp. , 144A, 7/03/28 .................... Canada 3,449,350 97,904
a,b,c,e
Helius Minerals Ltd. , 144A, 1/29/29 ........................ Canada 67,274 42,821
a,b,c,e
Helius Minerals Ltd. , 144A, 6/30/29 ........................ Canada 1,009,080 695,317
a,b,c
Mining Americas, Inc. , 144A, 9/17/28 ....................... Canada 2,892,920 1,328,638
a,b,d
US Gold Corp. , 144A, 12/19/27 ........................... United States 180,000 182,151
a,b,c
Vior Gold Corp., Inc. , 144A, 2/27/27 ....................... Canada 17,700,000 2,008
3,267,315
Gold 0.3%
a,b,c
Atex Resources, Inc. , 144A, 11/06/29 ...................... Canada 1,353,242 429,346
a,b,c,e
Cambria Gold Mines, Inc. , 144A, 3/13/27 .................... Canada 61,744,100 44
a,b,c
Contango Silver & Gold, Inc. , 6/11/27 ...................... United States 25,000 28,406
a,b,e
Galantas Gold Corp. , 5/28/28 ............................ Chile 19,089,330 670,145
a
Integra Resources Corp. , 3/13/27 ......................... Canada 500,000 613,475
a,b,c
Liberty Gold Corp. , 144A, 4/22/27 ......................... Canada 2,444,550 1,569,423
a,b,c,e
Monarch Mining Corp. , 144A, 4/06/27 ...................... Canada 6,000,000 4
a
Osisko Gold Group, Inc. , ( CAD Traded), 3/02/27 .............. Canada 608,333 27,122
b,c
Osisko Gold Group, Inc. , ( USD Traded), 8/15/27 .............. Canada 800,000 390,774
a
Osisko Gold Group, Inc. , ( USD Traded), 10/01/29 ............. Canada 985,000 1,354,375
a,b,c
STLLR Gold, Inc. , 144A, 2/06/27 .......................... Canada 537,600 19,694
a,b,c,e
Talisker Resources Ltd. , 144A, 3/10/28 ..................... Canada 783,199 41,355
a,e
Talisker Resources Ltd. , 5/05/28 .......................... Canada 300,000 159,432
a,b,d
Tiernan Gold Corp. , 144A, 10/31/27 ....................... Canada 643,063 920,556
a,b,c
Troilus Mining Corp. , 144A, 10/18/26 ....................... Canada 1,800,000 1,502,300
7,726,451
Silver 0.0%
†
a,b,c
GoGold Resources, Inc. , 144A, 11/27/28 .................... Canada 1,195,379 644,477
a,b,c
Silver Mountain Resources, Inc. , B , 144A, 11/18/27 ............ Canada 332,400 164,907
a,d
Silver Mountain Resources, Inc. , 144A, 4/24/28 ............... Canada 3,100,000 287,477
1,096,861
Total Warrants (Cost $ – ) ......................................................
14,828,751
Total Long Term Investments (Cost $ 1,575,419,544 ) .............................
2,738,452,930
a

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
g,h
Franklin Institutional U.S. Government Money Market Fund , 3.618 % United States 32,125,483 $ 32,125,483
Total Money Market Funds (Cost $ 32,125,483 ) ..................................
32,125,483
Total Short Term Investments (Cost $ 32,125,483 ) ................................
32,125,483
a
Total Investments (Cost $ 1,607,545,027 ) 100.7% ................................
$2,770,578,413
Other Assets, less Liabilities (0.7) % ...........................................
(19,393,284)
Net Assets 100.0% ...........................................................
$2,751,185,129
See Abbreviations on page 29 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $148,811,596, representing 5.4% of net assets.
e
See Note 8 regarding holdings of 5% voting securities.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,400,532,649
Cost - Non-controlled affiliates (Note 3 f and 8 ) .................................................... 207,012,378
Value - Unaffiliated issuers .................................................................. $2,544,811,174
Value - Non-controlled affiliates (Note 3 f and 8 ) ................................................... 225,767,239
Foreign currency, at value (cost $ 2,065 ) .......................................................... 2,065
Receivables:
Investment securities sold ................................................................... 7,328,855
Capital shares sold ........................................................................ 2,662,114
Dividends ............................................................................... 73,000
Total assets .......................................................................... 2,780,644,447
Liabilities:
Payables:
Investment securities purchased .............................................................. 23,026,746
Capital shares redeemed ................................................................... 3,885,379
Management fees ......................................................................... 1,069,318
Distribution fees .......................................................................... 478,338
Transfer agent fees ........................................................................ 804,528
Trustees' fees and expenses ................................................................. 101
Accrued expenses and other liabilities ........................................................... 194,908
Total liabilities ......................................................................... 29,459,318
Net assets, at value ................................................................. $2,751,185,129
Net assets consist of:
Paid-in capital ............................................................................. $2,409,433,903
Total distributable earnings (losses) ............................................................. 341,751,226
Net assets, at value ................................................................. $2,751,185,129

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $1,817,298,541
Shares outstanding ........................................................................ 44,947,321
Net asset value per share
a ,b
.................................................................. $40.43
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $42.78
Class C:
Net assets, at value ....................................................................... $97,770,229
Shares outstanding ........................................................................ 2,875,510
Net asset value and maximum offering price per share
a ,b
............................................ $34.00
Class R6:
Net assets, at value ....................................................................... $238,056,781
Shares outstanding ........................................................................ 5,201,332
Net asset value and maximum offering price per share
b
............................................. $45.77
Advisor Class:
Net assets, at value ....................................................................... $598,059,578
Shares outstanding ........................................................................ 13,314,422
Net asset value and maximum offering price per share
b
............................................. $44.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the year ended July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $1,414,393)
Unaffiliated issuers ........................................................................ $18,434,387
Non-controlled affiliates (Note 3 f and 8 ) ......................................................... 1,535,183
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 48,648
Non-controlled affiliates (Note 3 f ) ............................................................. 88,002
Total investment income ................................................................... 20,106,220
Expenses:
Management fees (Note 3 a ) ................................................................... 13,693,636
Distribution fees: (Note 3c )
Class A ................................................................................ 4,775,043
Class C ................................................................................ 1,088,321
Transfer agent fees: (Note 3e )
Class A ................................................................................ 1,969,690
Class C ................................................................................ 112,160
Class R6 ............................................................................... 137,456
Advisor Class ............................................................................ 696,581
Custodian fees ............................................................................ 140,061
Reports to shareholders fees .................................................................. 105,485
Registration and filing fees .................................................................... 282,606
Professional fees ........................................................................... 155,423
Trustees' fees and expenses .................................................................. 30,022
Other .................................................................................... 67,204
Total expenses ......................................................................... 23,253,688
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (139,753)
Net expenses ......................................................................... 23,113,935
Net investment income (loss) ............................................................ (3,007,715)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 270,603,635
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... 8,541,458
Foreign currency transactions ................................................................ (209,782)
Net realized gain (loss) .................................................................. 278,935,311
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 541,071,112
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... 48,800,014
Translation of other assets and liabilities denominated in foreign currencies .............................. (62,722)
Net change in unrealized appreciation (depreciation) ............................................ 589,808,404
Net realized and unrealized gain (loss) ............................................................ 868,743,715
Net increase (decrease) in net assets resulting from operations .......................................... $865,736,000

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold and Precious Metals Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(3,007,715) $(1,599,906)
Net realized gain (loss) ................................................. 278,935,311 154,512,661
Net change in unrealized appreciation (depreciation) ........................... 589,808,404 373,486,527
Net increase (decrease) in net assets resulting from operations ................ 865,736,000 526,399,282
Distributions to shareholders:
Class A ............................................................. (184,233,443) (76,834,420)
Class C ............................................................. (12,494,428) (5,349,182)
Class R6 ............................................................ (20,084,938) (5,380,288)
Advisor Class ........................................................ (64,037,594) (25,992,989)
Total distributions to shareholders .......................................... (280,850,403) (113,556,879)
Capital share transactions: (Note 2 )
Class A ............................................................. 507,252,744 (9,395,811)
Class C ............................................................. 11,565,587 (2,303,281)
Class R6 ............................................................ 112,024,695 18,992,522
Advisor Class ........................................................ 57,924,455 29,388,896
Total capital share transactions ............................................ 688,767,481 36,682,326
Net increase (decrease) in net assets ................................... 1,273,653,078 449,524,729
Net assets:
Beginning of year ....................................................... 1,477,532,051 1,028,007,322
End of year ........................................................... $2,751,185,129 $1,477,532,051

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers four classes
of shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At July 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class A Shares: (10465392) –
Shares sold
a
................................... 36,257,315 $1,721,112,309 15,970,512 $382,584,828
Shares issued in reinvestment of distributions .......... 3,522,356 167,347,152 3,803,983 66,151,266
Shares redeemed ............................... (29,669,138) (1,381,206,717) (19,419,636) (458,131,905)
Net increase (decrease) .......................... 10,110,533 $507,252,744 354,859 $(9,395,811)
Class C Shares: (172792) –
Shares sold ................................... 998,603 $40,224,470 668,525 $14,031,929
Shares issued in reinvestment of distributions .......... 310,253 12,453,546 354,930 5,323,952
Shares redeemed
a
.............................. (1,062,383) (41,112,429) (1,097,136) (21,659,162)
Net increase (decrease) .......................... 246,473 $11,565,587 (73,681) $(2,303,281)
Class R6 Shares: (2934639) –
Shares sold ................................... 4,971,196 $258,507,794 2,021,699 $54,232,114
Shares issued in reinvestment of distributions .......... 369,747 19,844,335 266,525 5,167,923
Shares redeemed ............................... (3,192,783) (166,327,434) (1,501,745) (40,407,515)
Net increase (decrease) .......................... 2,148,160 $112,024,695 786,479 $18,992,522
Advisor Class Shares: (2266794) –
Shares sold ................................... 7,081,530 $364,214,931 5,356,903 $140,380,818
Shares issued in reinvestment of distributions .......... 1,143,290 60,251,389 1,254,070 23,927,662
Shares redeemed ............................... (7,220,610) (366,541,865) (5,348,389) (134,919,584)
Net increase (decrease) .......................... 1,004,210 $57,924,455 1,262,584 $29,388,896
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended July 31, 2026, the gross effective investment management fee rate was 0.469% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $389,590
CDSC retained .............................................................................. $76,252
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended July 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$924,519 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended July 31, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until November 30, 2026.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $19,635,328 $671,216,188 $(658,726,033) $— $— $32,125,483 32,125,483 $1,535,183
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $734,000 $76,099,000 $(76,833,000) $— $— $— — $88,002
Total Affiliated Securities ... $20,369,328 $747,315,188 $(735,559,033) $— $— $32,125,483 $1,623,185
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2026, the capital loss carryforwards were as follows:
During the year ended July 31, 2026, the Fund utilized $177,074,068 of capital loss carryforwards.
The tax character of distributions paid during the years ended July 31, 2026 and July 31, 2025, was as follows:
At July 31, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2026, aggregated
$967,083,937 and $552,222,169, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 482,588,410
2026 2025
Distributions paid from:
Ordinary income .......................................................... $280,850,403 $113,556,879
Cost of investments .......................................................................... $2,136,687,857
Unrealized appreciation ........................................................................ $1,365,997,719
Unrealized depreciation ........................................................................ (732,107,163)
Net unrealized appreciation (depreciation) .......................................................... $633,890,556
Distributable earnings:
Undistributed ordinary income ................................................................... $190,503,672

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
5,140,000
a
Adyton Resources Corp., 144A, 8/13/27 ........... 8/14/25 $ — $ 27,195
1,353,242
b
Atex Resources, Inc., 144A, 11/06/29 ............. 11/07/25 — 429,346
43,558,000
c
AuMega Metals Ltd., (CAD Traded), 144A ......... 4/09/26 1,261,317 1,158,792
43,558,000
c
AuMega Metals Ltd., 144A, 9/03/28 .............. 4/15/26 — 509,578
3,489,525
d
Axo Metals Corp., 144A, 8/19/27 ................ 2/20/26 — 371,094
498,594
e
Blue Moon Metals, Inc., 144A ................... 5/01/26 3,668,425 2,466,593
61,744,100
f
Cambria Gold Mines, Inc., 144A, 3/13/27 .......... 3/18/25 — 44
3,700,000
g
Cerro de Pasco Resources Sucursal del Peru, 144A,
11/14/26 ................................. 11/29/24 — 235,236
2,458,764
g
Cerro de Pasco Resources, Inc., 144A, 11/06/27 .... 11/10/25 — 133,861
25,000
h
Contango Silver & Gold, Inc., 6/11/27 ............. 6/11/24 — 28,406
18,028,500 Firefinch Ltd. ............................... 6/28/21 - 12/14/21 2,037,844 557,158
1,195,379
i
GoGold Resources, Inc., 144A, 11/27/28 .......... 11/28/25 — 644,477
524,703
j
Great Pacific Gold Corp., 144A 4/02/28 ........... 4/06/26 — 12,606
3,449,350
j
Great Pacific Gold Corp., 144A, 7/03/28 ........... 7/07/25 — 97,904
67,274
k
Helius Minerals Ltd., 144A, 1/29/29 .............. 2/06/26 — 42,821
1,009,080
k
Helius Minerals Ltd., 144A, 6/30/29 .............. 7/02/26 — 695,317
2,444,550
l
Liberty Gold Corp., 144A, 4/22/27 ................ 4/23/25 — 1,569,423
2,892,920
m
Mining Americas, Inc., 144A, 9/17/28 ............. 6/30/26 — 1,328,638
15,500,000 Monarch Mining Corp., 144A ................... 4/04/22 - 1/18/23 3,340,290 11
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — 4
5,503,828 Nevgold Corp., 144A ......................... 5/08/26 7,643,367 5,461,838
800,000
n
Osisko Gold Group, Inc., (USD Traded), 8/15/27.. .... 8/18/25 — 390,774
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 54,906
332,400
o
Silver Mountain Resources, Inc., B, 144A, 11/18/27 .. 11/19/25 — 164,907
537,600
p
STLLR Gold, Inc., 144A, 2/06/27 ................ 2/09/24 — 19,694
671,300 SUA Holdings Ltd. ........................... 5/15/20 - 12/02/21 — 770,018
420,176
q
Talamore Mining Corp., 144A ................... 7/16/26 2,392,716 2,247,378
576,080
q
Talamore Mining Corp., 144A, 10/17/30 ........... 10/21/25 — 2,367,030
783,199
r
Talisker Resources Ltd., 144A, 3/10/28 ............ 3/11/26 — 41,355
2,256,556 Tintina Mines Ltd., 144A ....................... 6/25/26 1,080,871 2,789,682
1,800,000
s
Troilus Mining Corp., 144A, 10/18/26 ............. 10/18/24 — 1,502,300
17,700,000
t
Vior Gold Corp., Inc., 144A, 2/27/27 .............. 2/28/25 — 2,008

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Notes to Financial Statements

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Annual Report
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2026, investments in
“affiliated companies” were as follows:
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund (continued)
19,510,000 Wiluna Mining Corp. Ltd. ...................... 2/28/20 - 6/10/22 $ 9,867,301 $ 9,266,543
Total Restricted Securities (Value is 1.3% of Net Assets) ............... $31,292,131 $35,386,937
a
The Fund also invests in unrestricted securities of the issuer, valued at $2,189,963 as of July 31, 2026.
b
The Fund also invests in unrestricted securities of the issuer, valued at $14,957,212 as of July 31, 2026.
c
The Fund also invests in unrestricted securities of the issuer, valued at $843,263 as of July 31, 2026.
d
The Fund also invests in unrestricted securities of the issuer, valued at $4,132,120 as of July 31, 2026.
e
The Fund also invests in unrestricted securities of the issuer, valued at $13,312,406 as of July 31, 2026.
f
The Fund also invests in unrestricted securities of the issuer, valued at $17,172,591 as of July 31, 2026.
g
The Fund also invests in unrestricted securities of the issuer, valued at $4,993,976 as of July 31, 2026.
h
The Fund also invests in unrestricted securities of the issuer, valued at $12,167,679 as of July 31, 2026.
i
The Fund also invests in unrestricted securities of the issuer, valued at $18,128,423 as of July 31, 2026.
j
The Fund also invests in unrestricted securities of the issuer, valued at $1,587,524 as of July 31, 2026.
k
The Fund also invests in unrestricted securities of the issuer, valued at $6,050,343 as of July 31, 2026.
l
The Fund also invests in unrestricted securities of the issuer, valued at $25,489,899 as of July 31, 2026.
m
The Fund also invests in unrestricted securities of the issuer, valued at $11,114,425 as of July 31, 2026.
n
The Fund also invests in unrestricted securities of the issuer, valued at $16,979,084 as of July 31, 2026.
o
The Fund also invests in unrestricted securities of the issuer, valued at $4,522,077 as of July 31, 2026.
p
The Fund also invests in unrestricted securities of the issuer, valued at $4,136,365 as of July 31, 2026.
q
The Fund also invests in unrestricted securities of the issuer, valued at $11,723,072 as of July 31, 2026.
r
The Fund also invests in unrestricted securities of the issuer, valued at $9,113,332 as of July 31, 2026.
s
The Fund also invests in unrestricted securities of the issuer, valued at $28,720,012 as of July 31, 2026.
t
The Fund also invests in unrestricted securities of the issuer, valued at $1,199,486 as of July 31, 2026.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Asara Resources Ltd. ... $ — $ 4,724,059
a
$ — $ — $ 4,469,439 $ 9,193,498 104,814,367 $ —
Ascot Resources Ltd. ... 6,232,309 10,470,086
a
(37,931,368)
a
— 21,228,973 —
b
— —
AuMega Metals Ltd., (AUD
Traded) ........... 243,215 — — — 29,374 272,589 10,813,044 —
AuMega Metals Ltd., (CAD
Traded) ........... 505,196 — — — 65,478 570,674 20,000,000 —
AuMega Metals Ltd., (CAD
Traded), 144A ...... — 1,261,317
a
— — (102,525) 1,158,792 43,558,000 —
7. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
AuMega Metals Ltd., 144A,
9/03/28 ........... $ — $ — $ — $ — $ 509,578 $ 509,578 43,558,000 $ —
Aurion Resources Ltd. .. 4,261,872 — (13,913,014) 9,489,438 161,704 —
b
— —
Banyan Gold Corp. .... 5,484,772 — (2,348,625) 1,768,010 —
c
—
c
—
c
—
Cambria Gold Mines, Inc. — 41,670,371
a
(322,616)
a
(8,889,919) (15,285,245) 17,172,591 32,097,862 —
Cambria Gold Mines, Inc.,
144A, 7/25/26 ...... 23,073 — — — (23,073) —
b
— —
Cambria Gold Mines, Inc.,
144A, 3/13/27 ...... 1,204,625 — — — (1,204,581) 44 61,744,100 —
Falcon Metals Ltd. ..... 2,697,018 1,331,615
a
(43,210)
a
(4,593) (554,239) 3,426,591 12,145,414 —
Galantas Gold Corp. .... — 2,253,127 — — (577,975) 1,675,152 5,870,780 —
Galantas Gold Corp., 144A — 15,204,564
a
— — (4,980,521) 10,224,043 38,178,660 —
Galantas Gold Corp.,
5/28/28 ........... — — — — 670,145 670,145 19,089,330 —
Heliostar Metals Ltd. .... 14,523,383 497,836
a
(5,685,328)
a
4,884,500 4,142,011 18,362,402 16,088,333 —
Heliostar Metals Ltd.,
144A, 12/08/25 ..... 881,778 — — — (881,778) —
b
— —
Helius Minerals Ltd. .... — 4,742,868
a
— — 1,307,475 6,050,343 2,152,709 —
Helius Minerals Ltd., 144A,
1/29/29 ........... — — — — 42,821 42,821 67,274 —
Helius Minerals Ltd., 144A,
6/30/29 ........... — — — — 695,317 695,317 1,009,080 —
Liberty Gold Corp. ..... 4,007,024 — (3,349,150) (207,610) —
c
—
c
—
c
—
Liberty Gold Corp., 144A . 2,794,669 638,020 — — —
c
—
c
—
c
—
Liberty Gold Corp., 144A,
5/17/26 ........... 25,034 — — — (25,034) —
b
— —
Liberty Gold Corp., 144A,
4/22/27 ........... 66,369 — — — —
c
—
c
—
c
—
Maple Gold Mines Ltd.,
144A ............ — 3,287,147 — — 3,714,982 7,002,129 3,849,386 —
Monarch Mining Corp.,
144A ............ — — — — 11 11 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ...... — — — — 4 4 6,000,000 —
Nevgold Corp. ........ — 3,450,153 — — 784,430 4,234,583 3,957,500 —
Nevgold Corp., 144A ... — 7,643,367 — — (2,181,529) 5,461,838 5,503,828 —
Newcore Gold Ltd. ..... 6,138,135 511,677 (540,572) 27,351 —
c
—
c
—
c
—
Newcore Gold Ltd., 144A,
2/27/26 ........... 116,241 — — — (116,241) —
b
— —
Onyx Gold Corp. ...... 1,632,506 2,177,514 — — (941,615) 2,868,405 3,323,201 —
Onyx Gold Corp. . ..... 1,759,025 — — — (549,975) 1,209,050 1,400,750 —
Onyx Gold Corp.. . ..... 816,253 — — — (245,935) 570,318 650,000 —
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2026, the Fund did not use the
Global Credit Facility.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Q-Gold Resources Ltd. .. $ — $ 1,584,351
a
$ — $ — $ (43,775) $ 1,540,576 13,088,830 $ —
RTG Mining, Inc. ...... 75,197 — — — —
c
—
c
—
c
—
RTG Mining, Inc., CDI ... 1,378,277 — — — —
c
—
c
—
c
—
Saturn Metals Ltd. ..... 7,181,760 3,254,312
a
(459,404)
a
(341,654) 781,725 10,416,739 34,976,957 —
Sierra Madre Gold and
Silver Ltd. ......... 3,460,595 6,940,436
a
(2,799,718) 1,194,121 2,479,116 11,274,550 13,171,023 —
Silver Tiger Metals, Inc. .. 992,945 — (1,314,505) 842,699 (515,646) 5,493 10,000 —
Silver Tiger Metals, Inc.,
144A ............ 9,728,403 2,824,267 (242,947) 20,189 3,894,588 16,224,500 29,538,073 —
Talisker Resources Ltd. .. 2,164,261 6,424,655
a
(165,506)
a
(181,428) 711,918 8,953,900 11,107,987 —
Talisker Resources Ltd.,
144A, 3/10/28 ...... — — — — 41,355 41,355 783,199 —
Talisker Resources Ltd.,
5/05/28 ........... 35,183 —
a
—
a
— 124,249 159,432 300,000 —
TDG Gold Corp. ...... 2,138,258 2,073,194 — — (1,947,344) 2,264,108 7,557,000 —
TDG Gold Corp., 144A .. 2,364,102 1,470,789
a
— — (1,195,319) 2,639,572 8,810,200 —
Tectonic Metals, Inc. .... — 6,680,180
a
—
a
— 2,407,636 9,087,816 6,306,809 —
Thesis Gold & Silver, Inc. — 19,138,317
a
(3,571,567) (59,646) 14,889,150 30,396,254 15,164,053 —
Thesis Gold, Inc. ...... 10,479,986 762,100
a
(19,138,316)
a
— 7,896,230 —
b
— —
Thesis Gold, Inc., 144A .. 646,956 — (762,100)
a
— 115,144 —
b
— —
Wiluna Mining Corp. Ltd. . 257,031 — — — 9,009,512 9,266,543 19,510,000 —
Total Affiliated Securities
(Value at End of Year is
7.0% of Net Assets) .. $94,315,451 $151,016,322 $(92,587,946) $8,541,458 $48,800,015 $193,641,756 $—
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of July 31, 2026, no longer held by the fund.
c
As of July 31, 2026, no longer an affiliate.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year . At July 31, 2026 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 22,533,778 $ 9,916,057 $ 2,247,378 $ 34,697,213
Diversified Metals & Mining ............... 159,152,799 62,341,144 11,931,811 233,425,754
Environmental & Facilities Services ......... 239,241 — — 239,241
Gold ................................ 1,548,472,903 668,095,673 20,256,032 2,236,824,608
Precious Metals & Minerals ............... 68,592,255 35,086,280 770,018 104,448,553
Silver ............................... 106,458,738 6,567,760 — 113,026,498
Rights ................................ 962,312 — — 962,312
Warrants :
Copper .............................. — — 2,738,124 2,738,124
Diversified Metals & Mining ............... — — 3,267,315 3,267,315
Gold ................................ 2,154,404 — 5,572,047 7,726,451
Precious Metals & Minerals ............... — — — —
Silver ............................... 287,478 — 809,383 1,096,861
Short Term Investments ................... 32,125,483 — — 32,125,483
Total Investments in Securities ........... $1,940,979,391 $782,006,914
b
$47,592,108 $2,770,578,413
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $758,261,064, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Copper .......... $ — $ 2,392,716 $ — $ — $ — $ — $ — $ (145,338) $ 2,247,378 $ (145,338)
Diversified Metals &
Mining ......... 50,146 13,653,980 — — — — — (1,772,315) 11,931,811 (1,772,315)
Gold ............ 11,231,578
c
15,204,565
c
(9,783,646) — — — (28,448) 3,631,983 20,256,032 4,389,757
Precious Metals &
Minerals ........ 2,424,380 —
c
(2,141,296)
c
— — — — 486,934 770,018 770,018
Warrants
Copper .......... — —
c
— — — — — 2,738,124 2,738,124 2,738,124
Diversified Metals &
Mining ......... 1,229,871 —
c
(2,143) — — — — 2,039,587 3,267,315 2,701,157
Gold ............ 2,867,214
c
—
c
—
c
— — — — 2,704,833 5,572,047 4,231,752
Precious Metals &
Minerals ........ 378,027 — —
c
— — — — (378,027) — —
Silver ............ 90,362 —
c
—
c
— — — — 719,021 809,383 809,383
Total Investments in Securities . $18,271,578 $31,251,261 $(11,927,085) $— $— — (28,448) 10,024,802 $47,592,108 13,722,538
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
12. New Accounting Pronouncements
(continued)

Franklin Gold and Precious Metals Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin Gold and Precious Metals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Gold and Precious Metals Fund (the "Fund") as of July 31, 2026, the related statement of operations for the year ended July
31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent, private placement agent and brokers; when replies were not received from a private placement agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
September 18, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Gold and Precious Metals Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended July 31, 2026 :
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $589,434
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $19,556,788
Section 163(j) Interest Earned §163(j) $1,535,183
Amount Reported
Foreign Taxes Paid $1,414,393
Foreign Source Income Earned $18,655,401

Franklin Gold and Precious Metals Fund

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Annual Report
FRANKLIN GOLD AND PRECIOUS METALS FUND
(Fund)
(unaudited)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Gold and Precious Metals Fund

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Fund’s
Advisor Class performance information.
The Performance Universe for the Fund included the Fund, the Fund’s Advisor Class shares and all retail and institutional precious metals equity funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Gold and Precious Metals Fund

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Annual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each of the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and nine other retail precious metals equity funds. The Board noted
that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Gold and Precious Metals Fund

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Annual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board further noted that the Fund had experienced significant asset growth, which contributed to a reduction in the Fund’s net expense ratio through lower transfer agency expenses and reduced management fees under the Fund’s tiered fee structure, as operating costs were spread over a larger asset base. The Board concluded that to the extent additional economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4301-AFSOI 09/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Gold and Precious Metals Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 24, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 24, 2026